UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2011
Check here if Amendment [ ]; Amendment Number:

This Amendment:   [ ] is a restatement.
		  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: 		BART Partners, LLC
Address:  	199 Fremont Street
		Suite 2500
		San Francisco, CA  94105-2261
13F File Number:28-12792

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Stephen D. Lane
Title:		Chief Financial Officer
Phone:		415-284-8516
Signature,		Place,				and Date of Signing:
Stephen D. Lane		San Francisco, California	May 10, 2011
Report Type (check only one.):
[X] 	13F HOLDINGS REPORT.
[ ]	13F NOTICE.
[ ]	13F COMBINATION REPORT.
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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		19
Form 13F Information Table Value Total:		707,446
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
                                                    VALUE    SHRS OR    SH/  PUT/  INVESTMENT  OTHER    VOTING AUTHORITY
NAME OF ISSUER           TITLE OF CLASS  CUSIP	    (x$1000) PRN AMT    PRN  CALL  DISCRETION MANAGERS SOLE    SHARED  NONE
ARCH CAP GROUP LTD       ORD             G0450A105  107,643  1,085,222  SH    	   SOLE               1,085,222
ARCH CAP GROUP LTD       ORD             G0450A105  48,573   489,700    SH   CALL  SOLE               489,700
DOMINOS PIZZA INC        COM             25754A201  39,734   2,155,966  SH     	   SOLE               2,155,966
EXXON MOBIL CORP         COM             30231G102  61,625   732,500    SH   CALL  SOLE               732,500
GRUPO TELEVISA SA DE CV  SP ADR REP ORD  40049J206  29,649   1,208,700  SH     	   SOLE               1,208,700
HCA HOLDINGS INC         COM             40412C101  25,403   750,000    SH    	   SOLE               750,000
HOME DEPOT INC           COM             437076102  5,456    147,213    SH    	   SOLE               147,213
HOME DEPOT INC           COM             437076102  3,780    102,000    SH   CALL  SOLE               102,000
LIBERTY MEDIA CORP NEW   LIB STAR COM A  53071M708  4,486    57,815     SH   	   SOLE               57,815
LIBERTY MEDIA CORP NEW   CAP COM SER A   53071M302  57,407   779,250    SH    	   SOLE               779,250
LIBERTY MEDIA CORP NEW   INT COM SER A   53071M104  33,707   2,101,444  SH     	   SOLE               2,101,444
LOWES COS INC            COM             548661107  10,224   386,841    SH    	   SOLE               386,841
LPL INVT HLDGS INC       COM             50213H100  45,556   1,272,152  SH     	   SOLE               1,272,152
MOHAWK INDS INC          COM             608190104  32,473   531,034    SH    	   SOLE               531,034
SCHWAB CHARLES CORP NEW  COM             808513105  23,800   1,320,023  SH     	   SOLE               1,320,023
SEALY CORP               SR SECD 3RD 8%  812139400  45,760   602,297    SH    	   SOLE               602,297
THERAVANCE INC           COM             88338T104  14,736   608,439    SH    	   SOLE               608,439
VIASAT INC               COM             92552V100  59,021   1,481,463  SH     	   SOLE               1,481,463
WAL MART STORES INC      COM             931142103  58,411   1,122,200  SH   CALL  SOLE               1,122,200